Employee Benefit Obligations - Sensitivity Analysis of Significant Actuarial Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, increase in longevity	1 year	1 year
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Discount rate | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ (0.1)	£ (3.6)
Increase/(decrease) in benefit obligation, due to decrease in assumption	0.2	3.8
Discount rate | North America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(3.8)	(4.4)
Increase/(decrease) in benefit obligation, due to decrease in assumption	3.9	4.6
Discount rate | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(2.3)	(2.0)
Increase/(decrease) in benefit obligation, due to decrease in assumption	2.4	2.1
Discount rate | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(0.5)	(0.5)
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ 0.5	£ 0.6
Rate of increase in salaries
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in salaries | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0.6	£ 0.5
Increase/(decrease) in benefit obligation, due to decrease in assumption	(0.6)	(0.5)
Rate of increase in salaries | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	0.4	0.5
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ (0.5)	£ (0.5)
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in pensions in payment | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0.2	£ 0.7
Increase/(decrease) in benefit obligation, due to decrease in assumption	0.0	(0.6)
Rate of increase in pensions in payment | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	1.2	1.1
Increase/(decrease) in benefit obligation, due to decrease in assumption	(1.2)	(1.0)
Life expectancy | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	0.7	6.8
Life expectancy | North America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	3.3	4.2
Life expectancy | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 3.0	£ 2.6